Consolidated Statement of Changes in Shareholders' equity (deficit) of Immatics N.V. - EUR (€) € in Thousands	Total	Share capital [member]	Share premium [member]	Accumulated deficit [member]	Other reserves [member]	Total equity (deficit) attributable to shareholders of the parent [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2018	€ (9,171)	€ 1,164	€ 190,793	€ (201,623)	€ (741)	€ (10,407)	€ 1,236
Other comprehensive income (loss)	(29)				(29)	(29)
Net loss	(32,487)			(31,571)		(31,571)	(916)
Comprehensive income/(loss) for the year	(32,516)			(31,571)	(29)	(31,600)	(916)
Equity-settled share-based compensation	152		152			152
PIPE Financing, net of transaction costs	700
MD Anderson compensation expense	700						700
Ending Balance at Dec. 31, 2019	(40,835)	1,164	190,945	(233,194)	(770)	(41,855)	1,020
Other comprehensive income (loss)	(6,689)				(6,689)	(6,689)
Net loss	(211,841)			(211,284)		(211,284)	(557)
Comprehensive income/(loss) for the year	(218,530)			(211,284)	(6,689)	(217,973)	(557)
Equity-settled share-based compensation	22,908		22,908			22,908
Reorganization		(833)	833
MD Anderson Share Exchange		7	501			508	(508)
PIPE Financing, net of transaction costs	90,077	104	89,973			90,077
ARYA Merger, net of transaction costs	238,044	180	237,864			238,044
SAR conversion		7	(7)
Total issuance of share capital	328,121	298	328,331			328,629	(508)
Payment related to share-based compensation awards previously classified as equity-settled	(4,322)		(4,322)			(4,322)
MD Anderson compensation expense	45						€ 45
Ending Balance at Dec. 31, 2020	87,387	629	538,695	(444,478)	(7,459)	87,387
Other comprehensive income (loss)	3,514				3,514	3,514
Net loss	(93,335)			(93,335)		(93,335)
Comprehensive income/(loss) for the year	(89,821)			(93,335)	3,514	(89,821)
Equity-settled share-based compensation	26,403		26,403			26,403
Share options exercised	94		94			94
Ending Balance at Dec. 31, 2021	€ 24,063	€ 629	€ 565,192	€ (537,813)	€ (3,945)	€ 24,063